Schedule I Condensed Financial Information - Condensed Statements of Profit or Loss (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Condensed Financial Statements, Captions [Line Items]
Transaction and service income	¥ 251,041	¥ 203,595	¥ 174,127
Interest income	116,488	88,442	73,884
Gains (losses) on financial instruments	10,250	5,529	4,641
Other operating income	2,883	1,512	1,959
Total revenue	380,662	299,078	254,611
Point expenses	(60,195)	(50,362)	(45,402)
Settlement related cost	(48,731)	(43,662)	(39,992)
Employee benefits expense	(47,641)	(41,483)	(37,764)
Professional and outsourcing services expenses	(28,099)	(28,767)	(34,800)
Provision for loss allowance	(24,923)	(23,942)	(23,006)
Other operating income	(90,991)	(75,352)	(73,636)
Total operating expenses	(300,580)	(263,568)	(254,600)
Operating profit	80,082	35,510	11
Profit before tax	79,945	34,961	11
Income tax (expense) benefit	37,865	4,196	(841)
Profit (loss) for the year	117,810	39,157	(830)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Transaction and service income	273,939	217,432	167,871
Interest income	1,783	325	36
Gains (losses) on financial instruments	882	105	(59)
Other operating income	2,562	1,439	1,740
Total revenue	279,166	219,301	169,588
Point expenses	(110,416)	(86,424)	(65,078)
Settlement related cost	(52,816)	(46,894)	(41,872)
Employee benefits expense	(23,673)	(20,972)	(21,853)
Professional and outsourcing services expenses	(14,081)	(12,757)	(15,480)
Provision for loss allowance	67	93	(536)
Other operating income	(34,890)	(30,899)	(30,416)
Total operating expenses	(235,809)	(197,853)	(175,235)
Operating profit	43,357	21,448	(5,647)
Profit before tax	43,357	21,448	(5,647)
Income tax (expense) benefit	(50,710)	(9,651)	(2,506)
Profit (loss) for the year	¥ 94,067	¥ 31,099	¥ (3,141)